INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2024
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 13– INCOME TAX AND SOCIAL CONTRIBUTION

13.1 - Composition of deferred income tax and social contribution

	12/31/2024	12/31/2023
Tax differences through income
Tax credit without tax losses and negative basis	9,429,496	6,052,988
Provision for litigation²	3,835,152	2,157,555
Estimated loss in credits	782,071	1,313,871
Operational provisions	605,068	270,435
Impairment	178,506	1,180,814
Contractual asset²	(12,748,145)	(9,810,154)
Renegotiation of hydrological risk	(828,508)	(580,402)
Accelerated depreciation	(301,060)	(304,495)
Others	356,722	419,960
Tax differences through other comprehensive income
Tax credits without actuarial losses	468,678	743,519
Financial instruments at fair value	(391,990)	(440,834)
	1,385,990	1,003,257
Tax credits¹
Income tax	11,014,760	5,077,818
Social contribution	4,801,139	1,647,269
Tax debts
Income tax	(9,534,459)	(3,931,590)
Social contribution	(4,895,450)	(1,790,240)
	1,385,990	1,003,257

¹ Deferred Income Tax and Social Security Contribution Tax Assets and Liabilities are presented in the Balance Sheet offset by a taxable entity.

² Due to the merge of Furnas (see note 2.1).

The amounts recognized in the financial statements are the result of our best estimate of future taxable income, and the basis of the amount recorded is formed by the temporary differences, tax losses and negative social contribution bases of each entity, whose expected realization in a future fiscal year is:

2026	400,108
2027	530,429
2028	370,225
2029	441,814
2030	455,169
After 2030	(811,755)
1,385,990

13.2 - Reconciliation of income tax and social contribution expenses

	12/31/2024	12/31/2023	12/31/2022
Operating income before taxes	10,620,784	1,396,363	3,347,210

IRPJ and CSLL calculated at nominal rates	(3,611,067)	(474,763)	(1,138,051)

Effects of additions and deletions:
Equity equivalence	10,168	515,523	805,724
Revenue from Dividends/JCP	—	—	(314,694)
Tax losses offset	97,002	—	—
Tax incentives	402,828	290,574	152,059
Unrecognized/reversed deferred taxes	(623,082)	93,800	(2,885,746)
Deferral Tax*	656,515	(663,640)	2,436,383
Other permanent additions and deletions	203,890	893,556	625,364
Total (debit) / credit of IRPJ and CSLL of transactions	(2,863,746)	655,050	(318,961)

Effective tax rate (%) of transactions	26.96	—	9.53

Constitution/reversal of tax credits	2,623,716	2,343,448	(376,652)

Total (debit) / credit of IRPJ and CSLL	(240,030)	2,998,498	(695,613)

*The movement includes, substantially, the effect between income tax nominal rate and subsidiaries’ income tax rate.

After the merge of Furnas in June 2024, Eletrobras re-estimated its taxable profits, which allowed the recognition of R$3,208,795 this year. As it does not yet have a prospect of future taxable profit that allows the recognition of the full amount of deferred tax credits from tax losses and negative social contribution basis, the company holds R$2,473,909 not recorded in the financial statements on December 31, 2024 (R$4,531,938 on December 31, 2023).

13.3 - Deferred tax assets on unrecognized temporary differences

	12/31/2024	12/31/2023
Deferred tax assets
Provisions for litigation	4,161,912	6,817,900
Estimated credit losses	2,229,934	1,601,221
Impairment	557,545	—
Provisions for fair value derivatives	433,647	205,708
Actuarial provisions	343,807	244,336
Operational provisions	142,021	—
Passive exchange rate variations	67,044	127,256
Others	1,496,574	441,729
	9,432,484	9,438,150

Accounting Policy

Income tax and social contribution, calculated on adjusted profit for tax purposes, are recognized in the statement of income, divided into current and deferred, in the period in which the corresponding result (profit or loss) occurs. Income tax and social contribution, related to other comprehensive income, are recognized directly in net equity, without being transferred to the income statement for the year, and presented in the statement of comprehensive income.

●	Current IRPJ and CSLL

Current taxes are recorded as an expense in the income statement for the period in which taxable income is determined, applying the rates in force to the calculation base adjusted in accordance with the tax regime. Taxable income is the amount of income subject to taxation, calculated by adjusting accounting income to include or exclude certain items of income and expense that are treated differently for tax purposes.

Current income tax and social contribution are presented on a net basis, by contributing entity, when there is a legally enforceable right to offset the recognized amounts and the intention to settle on a net basis.

●	Deferred IRPJ and CSLL

The result with deferred income tax and social contribution represents the tax result originating from (i) revenues and expenses that, due to tax rules, cannot be considered in the calculation basis for the payment of income tax and social contribution in the calculation of the fiscal year, but which may be used in subsequent fiscal years (temporary differences), and (ii) any loss for the fiscal year.

Credits recognized in the result, related to deferred income tax and social contribution, originating from temporary differences or possible losses, are recognized in assets according to the projection of future taxable profit and the use of temporary differences.

Estimates and critical judgments

For the maintenance of the deferred tax credits resulting from accumulated tax losses, the Company projects its future cash flows considering the macroeconomic assumptions, the operational structure and its strategic planning.

Estimates and critical judgments

To maintain deferred tax assets resulting from accumulated tax losses and temporary differences, the Company projects its future results considering macroeconomic assumptions, the operational structure and its strategic planning.